Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,978,728	$ 148,828
Term deposit	44,840	45,006
Accounts receivable	199,613	1,170,209
Prepaid expense	1,124,667	3,771
Advances payments for goods	3,811,639	4,361,465
Other receivables	33,577	19,188
Inventories, net	5,853,443	4,642,982
Total current assets	13,046,507	10,391,449
Non-current assets:
Property and equipment, net	61,792	78,115
Leased right-of-use assets	190,302	158,091
Total non-current assets	252,094	236,206
Total assets	13,298,601	10,627,655
Current liabilities:
Accounts payable	278,458	538,859
Employee benefits payable	50,421	53,667
Taxes payable	1,294,410	1,299,184
Lease liability - current	150,995	85,915
Total current liabilities	1,774,990	2,340,691
Non-current liabilities:
Lease liabilities non-current	44,996	79,784
Total non-current liabilities	44,996	79,784
Total liabilities	1,819,986	2,420,475
Stockholder’s equity:
Preferred shares (par value $0.00002 per share, 100,000,000 shares authorized; no preferred shares issued and outstanding at December 31, 2025 and 2024
Treasury Stock	(300,000)
Paid-in capital	5,526,795	328,241
Reserve Capital	1,550	1,550
Accumulated Other Comprehensive Income (Loss)	9,485	44,800
Retained earnings	6,240,516	7,738,123
Total Epsium stockholder’s equity	11,478,615	8,112,954
Non-controlling interest		94,226
Total stockholder’s equity	11,478,615	8,207,180
Total liabilities and stockholder’s equity	13,298,601	10,627,655
Class A Ordinary Shares
Stockholder’s equity:
Ordinary shares, value	54	240
Class B Ordinary Shares
Stockholder’s equity:
Ordinary shares, value	215
Related Parties
Current liabilities:
Amount due to related parties	$ 706	$ 363,066